Investment in Affiliates (Tables)	12 Months Ended
Dec. 31, 2019
Investment in Affiliates.
Schedule of Investments in and Advances to Affiliates

The following table summarizes the Group’s balances of investment in affiliates:

	As of December 31,
	(Amount in Thousands)
	2018	2019	2019
	RMB	RMB	US$
Kunshan Jingzhao	7,903	8,069	1,159
Wanjia Win-Win	91,012	93,907	13,489
Wuhu Hongxing	9,324	9,648	1,386
Others	12,361	9,516	1,367
Funds that the Group serves as general partner	1,254,510	1,151,121	165,348
-Gopher Transform Private Fund	144,402	142,739	20,503
-Real estate funds and real estate funds of funds	189,175	50,321	7,228
-Private equity funds of funds	909,964	946,242	135,919
-Others	10,969	11,819	1,698
Total investment in affiliates	1,375,110	1,272,261	182,749

Schedule of Summarized Financial Information

The following table shows summarized financial information relating to the statements of financial condition for the Group’s equity method investments assuming 100% ownership as of December 31, 2018 and 2019:

	As of December 31
	(Amount in Thousands)
	2018	2019	2019
	RMB	RMB	US$
Balance sheet data:
Current assets	3,292,029	3,727,537	535,427
Non-current assets	33,836,936	32,074,801	4,607,257
Current liabilities	327,025	990,696	142,305
Non-current liabilities	1,658,657	1,668,928	239,727

The following table shows summarized financial information relating to the statements of operations for the Group’s equity method investments assuming 100% ownership for the years ended December 31, 2017, 2018 and 2019:

	Years Ended December 31,
	(Amount in Thousands)
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Operating data:
Revenue	237,589	707,501	2,177,056	312,714
Income (Loss) from operations	(1,609,708)	131,969	470,278	67,551
Net Realized and Unrealized Gain from investments	1,846,396	319,127	632,934	90,915
Net income	247,865	537,705	1,109,261	159,335